Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	490,000,000	490,000,000
Common stock, shares issued	14,783,964	14,783,964
Common stock, shares outstanding	14,783,964	14,783,964